Contingencies:	12 Months Ended
Dec. 31, 2011
Contingencies: [Abstract]
CONTINGENCIES:

N O T E     N  –  C O N T I N G E N C I E S :

The bank is involved in various legal matters and claims which are being defended and handled in the ordinary course of business. None of these matters is expected, in the opinion of Management, to have a material adverse effect upon the financial position or results of operations of the Company.